Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		€ (1,665)		€ (1,192)
IFRS 16 [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Increase (decrease) through other changes, liabilities arising from financing activities	[1]	1,059
Liabilities arising from financing activities at end of period		1,059
Bank borrowings [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		211		190
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(5)		21
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				0
Increase (decrease) through other changes, liabilities arising from financing activities	[2]			0
Liabilities arising from financing activities at end of period		206		211
Bonds [Member] | Euro Member Countries, Euro
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		1,988		997
Increase (decrease) through financing cash flows, liabilities arising from financing activities		244		990
Increase (decrease) through other changes, liabilities arising from financing activities		2	[1]	1	[2]
Liabilities arising from financing activities at end of period				1,988
Bonds [Member] | United States of America, Dollars
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		1,303		2,137
Increase (decrease) through financing cash flows, liabilities arising from financing activities				(866)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		25		31
Increase (decrease) through other changes, liabilities arising from financing activities	[2]			0
Liabilities arising from financing activities at end of period				1,303
Dividend payable [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(456)		(404)
Increase (decrease) through other changes, liabilities arising from financing activities		456	[1]	404	[2]
Equity [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		(1,293)		(1,500)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1,774)		(1,351)
Increase (decrease) through other changes, liabilities arising from financing activities		2,677	[1]	1,558	[2]
Liabilities arising from financing activities at end of period		(390)		(1,293)
EUR Bond [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		1,988
Liabilities arising from financing activities at end of period		2,234		1,988
Forward contracts equity [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period	[3]	(894)		(1,018)
Increase (decrease) through other changes, liabilities arising from financing activities		706	[1],[4]	124	[2],[3]
Liabilities arising from financing activities at end of period		(188)	[4]	(894)	[3]
Forward contracts long term [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period	[3]	807		970
Increase (decrease) through other changes, liabilities arising from financing activities		(618)	[1],[4]	(163)	[2],[3]
Liabilities arising from financing activities at end of period		188	[4]	807	[3]
Forward contracts short term [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		88	[4]	49	[3]
Increase (decrease) through other changes, liabilities arising from financing activities		(88)	[1],[4]	39	[2],[3]
Liabilities arising from financing activities at end of period	[4]			88
Lease liabilities [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		330		281
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(152)		(18)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		12		13
Increase (decrease) through other changes, liabilities arising from financing activities		132	[1]	53	[2]
Liabilities arising from financing activities at end of period		322		330
Long-term borrowings including current portion of long-term borrowings [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		4,657	[5]	4,595	[6]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		86	[5]	126	[6]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		37	[5]	45	[6]
Increase (decrease) through other changes, liabilities arising from financing activities		575	[1],[5]	(109)	[2],[6]
Liabilities arising from financing activities at end of period	[5]	5,355		4,657
Other long-term debt [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		18		20
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1)		(1)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				0
Increase (decrease) through other changes, liabilities arising from financing activities	[2]			0
Liabilities arising from financing activities at end of period		17		18
Short-term bank borrowings [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		76		71
Increase (decrease) through financing cash flows, liabilities arising from financing activities		23		34
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(7)		(29)
Liabilities arising from financing activities at end of period		92		76
Short-term borrowings [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period	[6]	164		120
Increase (decrease) through financing cash flows, liabilities arising from financing activities		23	[5]	34	[6]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(7)	[5]	(29)	[6]
Increase (decrease) through other changes, liabilities arising from financing activities		(88)	[1],[5]	39	[2],[6]
Liabilities arising from financing activities at end of period		92	[5]	164	[6]
Treasury shares [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		(399)		(481)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1,318)		(948)
Increase (decrease) through other changes, liabilities arising from financing activities		1,516	[1]	1,030	[2]
Liabilities arising from financing activities at end of period		(201)		(399)
USD Bond [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		1,303
Liabilities arising from financing activities at end of period		€ 1,328		€ 1,303

[1]	Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities
[2]	Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[3]	The forward contracts are related to the share buyback program and LTI plans
[4]	The forward contracts are related to the share buyback program and LTI plans
[5]	Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
[6]	Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.